Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS, INC.
CIK	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
California Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
California Municipal Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMFX
Core Fixed Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
Core Fixed Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
Core Fixed Income Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
Core Fixed Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOIX
Core Fixed Income Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOOX
Core Fixed Income Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOPX
Core Fixed Income Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOQX
Core Fixed Income Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICNX
Core Plus Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Core Plus Bond Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
Core Plus Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX
Core Plus Bond Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMMX
Core Plus Bond Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMSX
Core Plus Bond Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMPX
Diversified Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Diversified Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Diversified Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Diversified Income Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBLX
Diversified International Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Diversified International Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
Diversified International Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIIX
Diversified International Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINRX
Diversified International Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINLX
Diversified International Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINPX
Diversified International Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIFX
Equity Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
Equity Income Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIJX
Equity Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIIX
Equity Income Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
Equity Income Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
Equity Income Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX
Finisterre Emerging Markets Total Return Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUMX
Global Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
Global Emerging Markets Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
Global Emerging Markets Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX
Global Emerging Markets Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAPX
Global Emerging Markets Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESSX
Global Emerging Markets Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPSX
Global Emerging Markets Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIMX
Global Real Estate Securities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Global Real Estate Securities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX
Global Real Estate Securities Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRKX
Global Real Estate Securities Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRVX
Global Real Estate Securities Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRUX
Global Real Estate Securities Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRSX
Government & High Quality Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Government & High Quality Bond Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Government & High Quality Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX
Government & High Quality Bond Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
Government & High Quality Bond Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
Government & High Quality Bond Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
Government Money Market Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGVXX
Government Money Market Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWXX
High Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX
High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
High Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
High Yield Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX
High Yield Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYFX
Inflation Protection Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
Inflation Protection Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPIX
Inflation Protection Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISPX
Inflation Protection Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFPX
Inflation Protection Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFSX
Inflation Protection Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPPX
International Fund I | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINIX
International Fund I | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPISX
International Fund I | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPPX
International Fund I | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUPPX
International Fund I | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPPX
International Fund I | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIDX
LargeCap Growth Fund I | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGAX
LargeCap Growth Fund I | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
LargeCap Growth Fund I | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGIX
LargeCap Growth Fund I | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRSX
LargeCap Growth Fund I | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUMX
LargeCap Growth Fund I | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUSX
LargeCap Growth Fund I | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUPX
LargeCap Growth Fund I | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCGX
LargeCap S&P 500 Index Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
LargeCap S&P 500 Index Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
LargeCap S&P 500 Index Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
LargeCap S&P 500 Index Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFIX
LargeCap S&P 500 Index Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPIX
LargeCap S&P 500 Index Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFMX
LargeCap S&P 500 Index Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFSX
LargeCap S&P 500 Index Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFPX
LargeCap Value Fund III | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
LargeCap Value Fund III | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVIX
LargeCap Value Fund III | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESAX
LargeCap Value Fund III | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSFX
LargeCap Value Fund III | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSSX
LargeCap Value Fund III | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSRX
MidCap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
MidCap Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
MidCap Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
MidCap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX
MidCap Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSBX
MidCap Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBMX
MidCap Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBSX
MidCap Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBPX
MidCap Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAQX
MidCap Growth Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
MidCap Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWIX
MidCap Growth Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSGX
MidCap Growth Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPPX
MidCap Growth Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPPX
MidCap Growth Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPPX
MidCap Growth Fund III | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
MidCap Growth Fund III | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIMX
MidCap Growth Fund III | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHASX
MidCap Growth Fund III | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQMX
MidCap Growth Fund III | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQSX
MidCap Growth Fund III | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQPX
MidCap S&P 400 Index Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
MidCap S&P 400 Index Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSIX
MidCap S&P 400 Index Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSSX
MidCap S&P 400 Index Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFMX
MidCap S&P 400 Index Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFSX
MidCap S&P 400 Index Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFPX
MidCap S&P 400 Index Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAPX
MidCap Value Fund I | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEAX
MidCap Value Fund I | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
MidCap Value Fund I | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMIX
MidCap Value Fund I | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLASX
MidCap Value Fund I | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPRX
MidCap Value Fund I | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABWX
MidCap Value Fund I | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABVX
MidCap Value Fund I | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMSX
Money-Market Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
Money-Market Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX
Overseas Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX
Overseas Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINTX
Overseas Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINUX
Principal Capital Appreciation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
Principal Capital Appreciation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
Principal Capital Appreciation Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCIX
Principal Capital Appreciation Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAMX
Principal Capital Appreciation Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAPX
Principal Capital Appreciation Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAQX
Principal LifeTime Strategic Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Principal LifeTime Strategic Income Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Principal LifeTime Strategic Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
Principal LifeTime Strategic Income Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
Principal LifeTime Strategic Income Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
Principal LifeTime Strategic Income Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
Principal LifeTime Strategic Income Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
Principal LifeTime 2010 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Principal LifeTime 2010 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Principal LifeTime 2010 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
Principal LifeTime 2010 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
Principal LifeTime 2010 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
Principal LifeTime 2010 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX
Principal LifeTime 2010 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
Principal LifeTime 2015 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
Principal LifeTime 2015 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
Principal LifeTime 2015 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
Principal LifeTime 2015 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
Principal LifeTime 2015 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
Principal LifeTime 2020 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Principal LifeTime 2020 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Principal LifeTime 2020 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
Principal LifeTime 2020 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
Principal LifeTime 2020 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
Principal LifeTime 2020 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
Principal LifeTime 2020 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
Principal LifeTime 2025 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
Principal LifeTime 2025 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
Principal LifeTime 2025 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
Principal LifeTime 2025 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
Principal LifeTime 2025 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
Principal LifeTime 2030 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Principal LifeTime 2030 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Principal LifeTime 2030 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
Principal LifeTime 2030 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
Principal LifeTime 2030 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
Principal LifeTime 2030 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
Principal LifeTime 2030 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
Principal LifeTime 2035 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
Principal LifeTime 2035 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
Principal LifeTime 2035 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
Principal LifeTime 2035 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
Principal LifeTime 2035 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
Principal LifeTime 2040 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Principal LifeTime 2040 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Principal LifeTime 2040 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
Principal LifeTime 2040 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
Principal LifeTime 2040 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
Principal LifeTime 2040 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
Principal LifeTime 2040 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
Principal LifeTime 2045 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
Principal LifeTime 2045 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
Principal LifeTime 2045 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
Principal LifeTime 2045 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
Principal LifeTime 2045 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
Principal LifeTime 2050 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Principal LifeTime 2050 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
Principal LifeTime 2050 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
Principal LifeTime 2050 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
Principal LifeTime 2050 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
Principal LifeTime 2050 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
Principal LifeTime 2050 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
Principal LifeTime 2055 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX
Principal LifeTime 2055 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Principal LifeTime 2055 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Principal LifeTime 2055 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Principal LifeTime 2055 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
Principal LifeTime 2060 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTAX
Principal LifeTime 2060 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTZX
Principal LifeTime 2060 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTRX
Principal LifeTime 2060 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTCX
Principal LifeTime 2060 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTMX
Principal LifeTime 2060 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTOX
Principal LifeTime 2065 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJIX
Principal LifeTime 2065 Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJAX
Principal LifeTime 2065 Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJCX
Principal LifeTime 2065 Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJDX
Principal LifeTime 2065 Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJEX
Principal LifeTime Hybrid Income Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJFX
Principal LifeTime Hybrid Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTFX
Principal LifeTime Hybrid Income Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTYX
Principal LifeTime Hybrid 2015 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJMX
Principal LifeTime Hybrid 2015 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTMX
Principal LifeTime Hybrid 2015 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRRX
Principal LifeTime Hybrid 2020 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJTX
Principal LifeTime Hybrid 2020 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTTX
Principal LifeTime Hybrid 2020 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTTX
Principal LifeTime Hybrid 2025 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJQX
Principal LifeTime Hybrid 2025 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTQX
Principal LifeTime Hybrid 2025 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFTX
Principal LifeTime Hybrid 2030 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJNX
Principal LifeTime Hybrid 2030 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTNX
Principal LifeTime Hybrid 2030 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLZTX
Principal LifeTime Hybrid 2035 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJJX
Principal LifeTime Hybrid 2035 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTJX
Principal LifeTime Hybrid 2035 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRTX
Principal LifeTime Hybrid 2040 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJEX
Principal LifeTime Hybrid 2040 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTQX
Principal LifeTime Hybrid 2040 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMTX
Principal LifeTime Hybrid 2045 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJYX
Principal LifeTime Hybrid 2045 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTYX
Principal LifeTime Hybrid 2045 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLNTX
Principal LifeTime Hybrid 2050 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJUX
Principal LifeTime Hybrid 2050 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTUX
Principal LifeTime Hybrid 2050 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJTX
Principal LifeTime Hybrid 2055 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJBX
Principal LifeTime Hybrid 2055 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTNX
Principal LifeTime Hybrid 2055 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHTX
Principal LifeTime Hybrid 2060 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJGX
Principal LifeTime Hybrid 2060 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTHX
Principal LifeTime Hybrid 2060 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLKTX
Principal LifeTime Hybrid 2065 Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJDX
Principal LifeTime Hybrid 2065 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHHX
Principal LifeTime Hybrid 2065 Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHRX
Strategic Asset Management Balanced Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Strategic Asset Management Balanced Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Strategic Asset Management Balanced Portfolio | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
Strategic Asset Management Balanced Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
Strategic Asset Management Balanced Portfolio | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
Strategic Asset Management Balanced Portfolio | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
Strategic Asset Management Balanced Portfolio | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
Strategic Asset Management Balanced Portfolio | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
Strategic Asset Management Conservative Balanced Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Strategic Asset Management Conservative Balanced Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Strategic Asset Management Conservative Balanced Portfolio | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Strategic Asset Management Conservative Balanced Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
Strategic Asset Management Conservative Balanced Portfolio | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
Strategic Asset Management Conservative Balanced Portfolio | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
Strategic Asset Management Conservative Balanced Portfolio | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
Strategic Asset Management Conservative Balanced Portfolio | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
Strategic Asset Management Conservative Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Strategic Asset Management Conservative Growth Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Strategic Asset Management Conservative Growth Portfolio | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Strategic Asset Management Conservative Growth Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
Strategic Asset Management Conservative Growth Portfolio | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
Strategic Asset Management Conservative Growth Portfolio | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
Strategic Asset Management Conservative Growth Portfolio | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
Strategic Asset Management Conservative Growth Portfolio | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
Strategic Asset Management Flexible Income Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Strategic Asset Management Flexible Income Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Strategic Asset Management Flexible Income Portfolio | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Strategic Asset Management Flexible Income Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
Strategic Asset Management Flexible Income Portfolio | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
Strategic Asset Management Flexible Income Portfolio | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
Strategic Asset Management Flexible Income Portfolio | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
Strategic Asset Management Flexible Income Portfolio | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
Strategic Asset Management Strategic Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Strategic Asset Management Strategic Growth Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Strategic Asset Management Strategic Growth Portfolio | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Strategic Asset Management Strategic Growth Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Strategic Asset Management Strategic Growth Portfolio | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
Strategic Asset Management Strategic Growth Portfolio | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
Strategic Asset Management Strategic Growth Portfolio | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
Strategic Asset Management Strategic Growth Portfolio | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
Short-Term Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Short-Term Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
Short-Term Income Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
Short-Term Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX
Short-Term Income Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIMX
Short-Term Income Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIOX
Short-Term Income Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIPX
Short-Term Income Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIQX
SmallCap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
SmallCap Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
SmallCap Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
SmallCap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX
SmallCap Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSABX
SmallCap Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBMX
SmallCap Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBSX
SmallCap Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBPX
SmallCap Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMLX
SmallCap Growth Fund I | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
SmallCap Growth Fund I | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRTX
SmallCap Growth Fund I | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNASX
SmallCap Growth Fund I | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNMX
SmallCap Growth Fund I | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNSX
SmallCap Growth Fund I | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNPX
SmallCap Growth Fund I | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSMX
SmallCap S&P 600 Index Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
SmallCap S&P 600 Index Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSIX
SmallCap S&P 600 Index Fund | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAPX
SmallCap S&P 600 Index Fund | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSMX
SmallCap S&P 600 Index Fund | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSSX
SmallCap S&P 600 Index Fund | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSPX
SmallCap S&P 600 Index Fund | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPIX
SmallCap Value Fund II | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
SmallCap Value Fund II | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVIX
SmallCap Value Fund II | Class R-1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPTX
SmallCap Value Fund II | Class R-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJARX
SmallCap Value Fund II | Class R-4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTWX
SmallCap Value Fund II | Class R-5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLARX
SmallCap Value Fund II | Class R-6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMVX
Tax-Exempt Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Tax-Exempt Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
Tax-Exempt Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITEX